OTHER INCOME (EXPENSE), NET (Tables)	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)

The following table summarizes significant components of “Other income (expense), net”:

	Three Months Ended
	February 26, 2017	February 28, 2016
	(Dollars in thousands)
Foreign exchange management (losses) gains(1)	$(10,244)	$3,736
Foreign currency transaction gains (losses)(2)	9,676	(8,203)
Interest income	617	209
Investment income	353	708
Other	6	1,331

Total other income (expense), net	$408	$(2,219)

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses in the three-month period ended February 26, 2017 were primarily due to unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Gains in the three-month period ended 2016 were primarily due to favorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso, partially offset by unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Euro.

(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Gains in 2017 were primarily due to the strengthening of the Mexican Peso and Euro against the US dollar. Losses in 2016 were primarily due to the weakening of various foreign currencies against the Euro.

The following table summarizes significant components of “Other income (expense), net”:

	Year Ended
	November 27, 2016	November 29, 2015	November 30, 2014
	(Dollars in thousands)
Foreign exchange management gains (losses)(1)	$15,860	$34,106	$(11,104)
Foreign currency transaction (losses) gains(2)	(7,166)	(64,161)	(15,331)
Interest income	1,376	1,253	1,930
Investment income	976	697	562
Other(3)	7,177	2,672	1,886

Total other income (expense), net	$18,223	$(25,433)	$(22,057)

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Gains in 2016 and 2015 were primarily due to favorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso. Losses in 2014 were primarily due to unfavorable currency fluctuations on embedded foreign currency derivatives in certain of the Company’s operating leases in Russia.

(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Losses in 2016, 2015 and 2014 were primarily due to the weakening of various currencies against the U.S. Dollar.

(3)	Income in 2016 principally relates to business insurance recoveries.